Partners' Capital (Schedule of Partnership Distributions) (Detail) - USD ($) $ / shares in Units, $ in Millions																											12 Months Ended
	Feb. 14, 2017	Feb. 07, 2017	Nov. 14, 2016	Nov. 07, 2016	Aug. 12, 2016	Aug. 05, 2016	May 13, 2016	May 06, 2016	Feb. 12, 2016	Feb. 05, 2016	Nov. 13, 2015	Nov. 06, 2015	Aug. 14, 2015	Aug. 07, 2015	May 15, 2015	May 08, 2015	Feb. 13, 2015	Feb. 06, 2015	Nov. 14, 2014	Nov. 07, 2014	Aug. 14, 2014	Aug. 07, 2014	May 15, 2014	May 08, 2014	Feb. 14, 2014	Feb. 07, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record		Feb. 07, 2017		Nov. 07, 2016		Aug. 05, 2016		May 06, 2016		Feb. 05, 2016		Nov. 06, 2015		Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2014		May 08, 2014		Feb. 07, 2014
Distribution Made to Limited Partner, Distribution Date	Feb. 14, 2017		Nov. 14, 2016		Aug. 12, 2016		May 13, 2016		Feb. 12, 2016		Nov. 13, 2015		Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit	$ 0.600		$ 0.600		$ 0.600		$ 0.600		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375		$ 1.375
Distribution Made to Limited Partner, Cash Distributions Paid	$ 41.8		$ 41.4		$ 41.4		$ 41.4		$ 95.6		$ 94.3		$ 25.7		$ 25.7		$ 25.8		$ 25.6		$ 25.6		$ 25.7		$ 25.6		$ 219.8	$ 171.5	$ 102.5
Crestwood Midstream Partners LP
Distribution Made to Limited Partner [Line Items]
Distribution Made to Limited Partner, Date of Record														Aug. 07, 2015		May 08, 2015		Feb. 06, 2015		Nov. 07, 2014		Aug. 07, 2014		May 08, 2014		Feb. 07, 2014
Distribution Made to Limited Partner, Distribution Date													Aug. 14, 2015		May 15, 2015		Feb. 13, 2015		Nov. 14, 2014		Aug. 14, 2014		May 15, 2014		Feb. 14, 2014
Distribution Made to Limited Partner, Distributions Paid, Per Unit													$ 0.41		$ 0.41		$ 0.41		$ 0.41		$ 0.41		$ 0.41		$ 0.41
Distribution Made to Limited Partner, Cash Distributions Paid													$ 74.3		$ 74.3		$ 74.3		$ 74.1		$ 74.1		$ 74.2		$ 74.1			$ 222.9	$ 296.5